Employee benefits - Expense Recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 4.2	€ 3.8
Interest cost	3.6	3.6
Post-employment benefit expense	7.8	7.4
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4.0	3.9
Interest cost	3.6	3.6
Post-employment benefit expense	7.6	7.5
Post-employment medical benefits and other benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.2	(0.1)
Current Service Cost, post employment medical benefit, net defined benefit	0.2	(0.1)
Interest cost	0.0	0.0
Post-employment benefit expense	€ 0.2	€ (0.1)